Lease liabilities - Schedule of Breakdown for Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Balance at beginning of period	€ 593,725	€ 443,507
Interest expense	23,659	17,030	€ 9,882
Repayment of lease liabilities (including interest expense)	259,720	204,424
Business combinations	0	29,890
Balance at end of period	661,685	593,725	€ 443,507
Non-current	23,550	19,849
Current	16,792	16,019
Lease liabilities
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Interest expense	23,659	17,030
Repayment of lease liabilities (including interest expense)	(167,208)	(142,762)
Business combinations	0	160,869
Additions due to new leases and store renewals	195,955	142,005
Decrease of lease liabilities due to store closures	(7,867)	(14,750)
Translation differences	23,421	(12,174)
Non-current	518,728	471,083
Current	€ 142,957	€ 122,642